Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 4,662	¥ 5,631	¥ 5,831
Amortization expense of existing intangible assets, two year	3,693
Amortization expense of existing intangible assets, three year	3,693
Amortization expense of existing intangible assets, four year	1,620
Amortization expense of existing intangible assets, five year	1,620
Amortization expense of existing intangible assets, one year	¥ 1,620